SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for credit losses
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 15,982	$ 6,506	$ 2,124
Charged (credited) to costs and expenses	(9,158)	9,441	4,396
(Deductions) Adjustments	(193)	35	(14)
Balance at end of period	6,631	15,982	6,506
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	189,253	193,788	206,630
Charged (credited) to costs and expenses	1,273	4,334	1,107
Credited to other accounts	(192)	(8,869)	(13,949)
Balance at end of period	$ 190,334	$ 189,253	$ 193,788